Note 12 - Right-of-Use Assets and Finance Lease Liabilities (Details Textual) - USD ($) $ in Thousands					4 Months Ended	12 Months Ended
	Jul. 12, 2019	Jan. 01, 2019	Jun. 19, 2017	Jul. 15, 2016	Apr. 30, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	May 31, 2019
Sale Leaseback Transaction, Historical Cost						$ 452,564
Finance Lease, Right-of-Use Asset, Amortization						7,489	$ 7,096	$ 11,298
Sale Leaseback Transaction, Accumulated Depreciation						35,220	27,731
Sale Leaseback Transaction, Net Book Value, Total						191,303	199,098
Finance Lease Liability, Excluding Financing Costs						116,843
Finance Lease, Interest Expense						$ 4,661	$ 5,626	$ 15,112
Reclassification from Prepaid Lease Rentals to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 42,919
Reclassification from Deferred Gain, Net to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 3,557
Adele Shipping Co Loan Agreement [Member] | Loans Payable [Member]
Proceeds from Issuance of Debt	$ 68,000
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term (Year)					10 years
Vessel's sale and leaseback price					$ 85,572
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)				7 years
Sale and Leaseback Transaction, Additional Amount									$ 12,000	$ 12,000
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)			7 years